Loans	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Loans
10.    Loans
The following table presents the loan portfolio according to its classification and subsequent measurement:

	December 31, 2021	December 31, 2020
Loans, outstanding balance	5,734,605	4,911,397
Interest receivable	23,308	27,350
Loss allowances	(41,476)	(41,165)
Unearned interest and deferred fees	(8,728)	(5,884)
Loans at amortized cost	5,707,709	4,891,698
Loans at FVTPL (1)	5,313	4,949
Loans, net	5,713,022	4,896,647
(1)The Bank realized the sale of debt instruments measured at FVTPL for $5.8 million. As a result, the Bank recognized a loan and classified it at FVTPL with a carrying amount of $5.3 million and $4.9 million as of December 31, 2021 and 2020, respectively.
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31, 2021	December 31, 2020
Fixed interest rate	3,327,310	2,544,544
Floating interest rates	2,412,608	2,371,802
Total	5,739,918	4,916,346
As of December 31, 2021, and 2020, 71% and 41% of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days. Interest rates on loans ranges from 0.53% to 10.23% (December 31, 2020 0.43% to 9.70%).
The following table details information relating to loans granted to class A and B shareholders:

	December 31, 2021	December 31, 2020
Class A and B shareholder loans	467,000	522,316
% Loans to class A and B shareholders over total loan portfolio	8%	11%
% Class A and B stockholders with loans over number of class A and B stockholders	10%	12%
10.    Loans (continued)
Modified financial assets
The following table refers to modified financial assets during the period, where modification does not result in de-recognition:

	December 31, 2021	December 31. 2020
Gross carrying amount before modification	65,000	8,829
Allowance loss before modification (1)	(12,739)	(1,796)
Net amortized cost before modification	52,261	7,033

Gross carrying amount after modification	65,000	8,829
Allowance loss after modification (2)	(12,699)	(1,802)
Net amortized cost after modification	52,301	7,027
(1)Expected credit loss for 12 months.
(2)Expected credit loss within the life of the financial asset.
Recognition and derecognition of financial assets
During the year ended December 31, 2020, a Stage 3 impaired loan was sold for $11.6 million and a Stage 2 loan with a significant increase in credit risk was sold for $13.2 million, both classified at amortized cost. This resulted in a write-off against reserves of $56.1 million. These sales were made based on compliance with the Bank's strategy to optimize credit risk of its loan portfolio.